Subsequent events (Details)					1 Months Ended	2 Months Ended	3 Months Ended	12 Months Ended
	Oct. 08, 2024 shares	Sep. 16, 2024 CAD ($) shares	Aug. 22, 2024 shares	Aug. 16, 2024 shares	Sep. 30, 2024 shares	Nov. 30, 2024 USD ($) shares	Nov. 30, 2024 shares	Aug. 31, 2024 CAD ($) shares	Aug. 31, 2023 CAD ($)	Aug. 31, 2022 CAD ($)
Subsequent events
Cash consideration | $								$ 1,781,194	$ 12,437,523
Transaction costs | $								246,298	800,744	$ 0
Number of shares converted			1
Issue of equity | $								$ 2,278,395	$ 6,778,427	$ 606,609
Ratio to the conversion of stock split	9		15
Additional voting common shares			16,800
Series A Convertible Preferred Shares
Subsequent events
Number of shares converted								650
Shares issued upon conversion of convertible preferred stock				21,169				11,642
Issue of common shares
Subsequent events
Number of shares issued during the period		377,778
Cash consideration | $		$ 4,621,620
Transaction costs | $		$ 1,088,964
Shares issued upon conversion of convertible preferred stock					9,877
Shares issued for services							124,642
Ratio to the conversion of stock split	0.11
Additional voting common shares	195,203
Issue of common shares | At the market public offering
Subsequent events
Number of shares issued during the period						695,583
Cash consideration | $						$ 2,572,680
Transaction costs | $						77,252
Issue of equity | $						$ 11,750,000
Issue of common shares | Series A Convertible Preferred Shares
Subsequent events
Number of shares converted					400